Prudential Investment Portfolios, Inc. 14
655 Broad Street, 17th Floor
Newark, New Jersey 07102

June 9, 2016

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Prudential Investment Portfolios, Inc. 14: Form N-1A

Post-Effective Amendment No. 61 to the Registration

Statement under the Securities Act of 1933;

Amendment No. 64 to the Registration Statement under

the Investment Company Act of 1940

Securities Act Registration No. 002-82976

Investment Company Act No. 811-03712

Dear Sir or Madam:

On behalf of Prudential Investment Portfolios, Inc. 14 (the “Fund”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing is Post-Effective Amendment No. 61 to the Registration Statement under the 1933 Act and Amendment No. 64 to the Registration Statement under the 1940 Act (the “Amendment”) on behalf of Prudential Government Income Fund, which is a series of the Fund. Such Amendment has been marked to indicate changes effected in said Amendment as compared to Post-Effective Amendment No. 58 under the 1933 Act and Amendment No. 61 under the 1940 Act.

This filing is being made pursuant to Rule 485(a) under the 1933 Act in order to add disclosure regarding a new share class, designated Class Q. The Fund intends to file a subsequent post-effective amendment on or before August 8, 2016, pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non-material financial and other information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith.

To assist you with the review of this filing, we note that the majority of the Registration Statement is substantially similar the Fund’s currently effective Registration Statement which became effective on April 27, 2016 (the “Current Registration Statement”). The Amendment contains all applicable Staff comments to the Current Registration Statement.

With respect to the new disclosure regarding Class Q shares, the Amendment includes substantially similar disclosure to the following sections of the prospectus for the most recently effective Registration Statement adding disclosure regarding Class Q shares (Prudential Sector Funds, Inc., Registration Statement on Form N-1A, effective on January 27, 2016 (File No. 002-72097 and 811-03175) (the Sector Funds Registration Statement)) as it relates to Class Q shares:

  The “Fund Fees and Expenses” and “Investments, Risks and Performance” section of the “Fund Summary”;
  The “Distributors” section of “How the Fund is Managed”;
  “How to Choose a Share Class”; and
  “Qualifying for Class Q Shares.”

The Amendment includes substantially similar disclosure to the following sections of the Sector Funds Registration Statement’s statement of additional information as it relates to Class Q shares:

•	“Additional Information: Description of Shares and Organization”; and
•	“Purchase, Redemption, and Pricing of Fund Shares.”

Since the Amendment is substantially similar to the Current Registration Statement, with the exception of the sections relating to the addition of Class Q shares, which are substantially similar to the corresponding sections of the Sector Funds Registration Statement, we request that the Amendment receives “no review” or limited review if deemed necessary by the staff. The Amendment will go effective on August 8, 2016.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-367-5401. Thank you for your assistance in this matter.

Sincerely yours,

/s/ Amanda S. Ryan

Amanda S. Ryan

Director and Corporate Counsel